Transactions with related parties (Details Narrative) € in Thousands	3 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Mar. 21, 2014	Nov. 14, 2018	Nov. 18, 2013 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)
Related Party Transaction [Line Items]
Management Fees Related Party				$ 6,203,000		$ 6,023,000	$ 6,752,000
Charter Hire Commission				1,632,000		1,718,000	1,719,000
Advances				1,350,000		1,350,000
Due to Related Parties, Current				1,472,000		247,000
Due from Related Parties, Current				0		1,144,000
Administrative services fee				$ 688,000		758,000	733,000
Eur/US Dollar exchange rate				1.0562
Annual executive services fee				$ 568,000		638,000	$ 613,000
Dynagas LTD | Master Agreement [Member]
Related Party Transaction [Line Items]
Management services agreement initial termination date				December 31, 2030	December 31, 2030		December 31, 2020
Daily management fee				$ 2,750			$ 3,167		$ 2,500
Management fees annual upward percentage adjustment				3.00%	3.00%
Administrative services days termination notice				6 months	6 months
Executive services agreement duration				5%	5%
Management Fees Related Party				$ 6,203,000		6,023,000	6,752,000
Dynagas Ltd. [Member]
Related Party Transaction [Line Items]
Daily management fee				$ 2,800		2,800	3,100
Charter Hire Commission payable to the Management company				1.25%	1.25%
Charter Hire Commission				$ 1,632,000		1,718,000	1,719,000
Advances				1,350,000		1,350,000
Dynagas Ltd. [Member] | Working Capital Advances [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current				836,000
Due from Related Parties, Current						1,144,000
$30 million Sponsor Facility [Member] | Dynagas Holding Ltd [Member]
Related Party Transaction [Line Items]
Revolving credit facility borrowing capacity			$ 30,000,000
Duration of facility			5 years
Line Of Credit Facility, Expiration Date			November 2023
Revolving credit facility amount drawn down				0		0
$30 million Extended Sponsor Facility [Member]
Related Party Transaction [Line Items]
Duration of facility		5 years
Executive Services Agreement [Member]
Related Party Transaction [Line Items]
Executive services agreement duration	The Executive Services Agreement had an initial term of five years and, on November 18, 2018, was automatically renewed for successive five year terms, unless terminated earlier.
Administrative services fee				$ 568,000	€ 538
Administrative Services Agreement [Member]
Related Party Transaction [Line Items]
Administrative services days termination notice				120 days	120 days
Administrative services fee				$ 120,000		$ 120,000	$ 120,000
Administrative Services Agreement [Member] | Monthly fee [Member]
Related Party Transaction [Line Items]
Administrative services fee								$ 10,000